STATEMENT OF STOCKHOLDER'S EQUITY (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Losses
Balance at Sep. 14, 2012
Increase (Decrease) in Stockholders' Equity
Common stock	$ 10,000	$ 10,000
Common stock (in shares)		100,000,000
Contributions from Parent	1,053,023		1,053,023
Net losses	(1,063,023)			(1,063,023)
Balance at Dec. 31, 2012		10,000	1,053,023	(1,063,023)
Balance (in shares) at Dec. 31, 2012	100,000,000	100,000,000
Increase (Decrease) in Stockholders' Equity
Contributions from Parent	4,335,169		4,335,169
Net losses	(3,562,295)			(3,562,295)
Balance at Dec. 31, 2013	772,874	10,000	5,388,192	(4,625,318)
Balance (in shares) at Dec. 31, 2013	100,000,000	100,000,000
Increase (Decrease) in Stockholders' Equity
Contributions from Parent	975,563		975,563
Net losses	(1,121,060)			(1,121,060)
Balance at Mar. 31, 2014	$ 627,377	$ 10,000	$ 6,363,755	$ (5,746,378)
Balance (in shares) at Mar. 31, 2014	100,000,000	100,000,000